Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of breakdown of borrowings
This note provides a breakdown of borrowings in place as at December 31, 2022 and 2021.

(in €‘000)	Interest rate	Maturity	December 31, 2022	December 31, 2021
Renewed facility	Euribor* + 3.9%**	December 19, 2027	269,033	—
Old facility (senior debt)	Euribor* + 5%***	May 27, 2026	—	112,935
Shareholder loans (1)	9%	November 30, 2035, May 31, 2035****	—	100,193
Shareholder loans (2)	Euribor* + 0.1%*****	December 31, 2022	—	—
Total			269,033	213,128
*The Euribor rate (6M) is floored at 0%. This floor is closely related to the contract of the loan and is therefore not presented separately in the consolidated statement of financial position.
**The margin of 3.9% will increase by 0.2% per year, for the first time in December 2025.
***The margin of 5% would increase by 0.25% per year, for the first time it increased in June 2022.
****     Of the total shareholder loans, one shareholder loan had a maturity date of November 30, 2035. The carrying amount at December 31, 2022 was € nil (2021: €8,129 thousand).
*****     The Euribor rate (6M) is floored at 0%. Therefore, in case of a negative Euribor the applied interest rate is 0.1%.

Summary of carrying amount of assets pledged
The carrying amount of assets pledged as security for the renewed and old facilities respectively are as follows:

(in €‘000)	December 31, 2022	December 31, 2021
Current assets
Floating charge
Cash and cash equivalents	56,317	6,206
Trade receivables	—	38,767
Other receivables	—	5,752
Total current assets pledged as security	56,317	50,725

Non-current assets
Floating charge
Non-current other financial assets	10,500	—
Total current assets pledged as security	10,500	—

Total assets pledged as security	66,817	50,725

Summary of movements in liabilities from financing activities
The movements in liabilities from financing activities in 2022 and 2021 have been as follows:

(in €‘000)	Renewed facility	Old facility (senior debt)	Shareholder loans (1)	Shareholder loan (2)	Lease liabilities	Total
As at January 1, 2021	—	67,579	92,031	—	13,903	173,513
Proceeds from borrowings	—	44,315	—	—	—	44,315
Payment of principal portion of lease liabilities	—	—	—	—	(3,215)	(3,215)
New leases	—	—	—	—	20,800	20,800
Termination of leases	—	—	—	—	(670)	(670)
Other changes	—	1,041	8,162	—	799	10,002
As at December 31, 2021	—	112,935	100,193	—	31,617	244,745
As at January 1, 2022	—	112,935	100,193	—	31,617	244,745
Proceeds from borrowings	109,210	50,000	—	—	—	159,210
Transaction fees	(9,200)	(1,505)	—	—	—	(10,705)
Net settlement of old facility against renewed facility	170,000	(170,000)	—	—	—	—
Payment of old facility break costs	—	(46)	—	—	—	(46)
Acquisition of Mega-E	—	—	—	23,398	11,055	34,453
Acquisition of MOMA	—	—	—	—	1,594	1,594
Settlement of borrowings	—	—	—	(23,403)	—	(23,403)
Loss on modification of old facility	—	1,730	—	—	—	1,730
Loss on extinguishment of old facility	—	2,832	—	—	—	2,832
Conversion to equity	—	—	(101,931)	—	—	(101,931)
Payment of principal portion of lease liabilities	—	—	—	—	(5,227)	(5,227)
New leases	—	—	—	—	11,607	11,607
Termination of leases	—	—	—	—	(88)	(88)
Other changes	(977)	4,054	1,738	5	766	5,586
As at December 31, 2022	269,033	—	—	—	51,324	320,357